segment information - Operating revenue (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Operating revenues
Operating revenues (arising from contracts with customers)	$ 4,900	$ 4,934	$ 9,766	$ 9,859
Intangible assets	20,598		20,598		$ 20,598	$ 19,721
Other income	74	12	140	51
Operating revenues and other income	4,974	4,946	9,906	9,910
EBITDA	1,676	1,588	3,314	3,209	6,536	6,431	$ 6,453
Restructuring and other costs included in EBITDA	121	115	339	274	$ 782	$ 717
Capital expenditures			1,416
TELUS technology solutions
Operating revenues
Operating revenues (arising from contracts with customers)	4,234	4,211	8,418	8,380
Other income	31	12	58	51
Total external revenues	4,265	4,223	8,476	8,431
Intersegment revenues	3	4	6	8
Operating revenues and other income	4,268	4,227	8,482	8,439
EBITDA	1,522	1,457	2,973	2,910
Restructuring and other costs included in EBITDA	109	94	317	235
Equity (income) loss related to real estate joint venture				(1)
Adjusted EBITDA	1,631	1,551	3,290	3,144
Capital expenditures	663	773	1,370	1,466
Adjusted EBITDA less capital expenditures	968	778
TELUS technology solutions | Service
Operating revenues
Operating revenues (arising from contracts with customers)	3,676	3,635	7,323	7,224
TELUS technology solutions | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	558	576	1,095	1,156
Mobile
Operating revenues
Operating revenues (arising from contracts with customers)	2,237	2,237	4,464	4,451
Mobile | Service
Operating revenues
Operating revenues (arising from contracts with customers)	1,758	1,748	3,525	3,473
Mobile | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	479	489	939	978
Fixed
Operating revenues
Operating revenues (arising from contracts with customers)	1,997	1,974	3,954	3,929
Fixed | Service
Operating revenues
Operating revenues (arising from contracts with customers)	1,918	1,887	3,798	3,751
Fixed | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	79	87	156	178
TELUS Digital Experience
Operating revenues
Operating revenues (arising from contracts with customers)	666	723	1,348	1,479
Other income	43		82
Total external revenues	709	723	1,430	1,479
Intersegment revenues	227	173	430	345
Operating revenues and other income	936	896	1,860	1,824
EBITDA	166	131	363	299
Restructuring and other costs included in EBITDA	12	21	22	39
Adjusted EBITDA	178	152	385	338
Capital expenditures	40	34	66	54
Adjusted EBITDA less capital expenditures	138	118
TELUS Digital Experience | Service
Operating revenues
Operating revenues (arising from contracts with customers)	666	723	1,348	1,479
Consolidated
Operating revenues
Operating revenues (arising from contracts with customers)	4,900	4,934	9,766	9,859
Other income	74	12	140	51
Total external revenues	4,974	4,946	9,906	9,910
Operating revenues and other income	4,974	4,946	9,906	9,910
EBITDA	1,676	1,588	3,314	3,209
Restructuring and other costs included in EBITDA	121	115	339	274
Equity (income) loss related to real estate joint venture				(1)
Adjusted EBITDA	1,797	1,703	3,653	3,482
Capital expenditures	691	807		1,520
Adjusted EBITDA less capital expenditures	1,106	896	2,237	1,962
Consolidated | Service
Operating revenues
Operating revenues (arising from contracts with customers)	4,342	4,358	8,671	8,703
Consolidated | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	558	576	1,095	1,156
Eliminations
Operating revenues
Intersegment revenues	(230)	(177)	(436)	(353)
Operating revenues and other income	(230)	$ (177)	(436)	$ (353)
EBITDA	(12)		(22)
Adjusted EBITDA	(12)		(22)
Capital expenditures	$ (12)		$ (20)